RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details) (USD $)	12 Months Ended
Jul. 31, 2013
2014	$ 14,293,705
2015	12,925,599
2016	12,831,647
2017	9,458,347
2018	8,084,815
After 2018	26,501,758
Total	84,095,871
Company owned property [Member]
2014	9,473,264
2015	8,745,347
2016	8,911,460
2017	5,984,190
2018	5,725,083
After 2018	14,467,616
Total	53,306,960
Leased property [Member]
2014	4,820,441
2015	4,180,252
2016	3,920,187
2017	3,474,157
2018	2,359,732
After 2018	12,034,142
Total	$ 30,788,911